Reconciliation of GAAP Net Income to Adjusted EBITDA - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 29, 2023	Jul. 30, 2022	Jul. 29, 2023	Jul. 30, 2022
Supplemental Income Statement Elements [Abstract]
Net income (loss)	$ 15,222	$ 17,805	$ 19,818	$ 32,220
Interest expense, net	6,157	3,547	11,214	7,205
Interest expense, net - related party		929	1,074	1,731
Income tax provision	6,665	5,912	8,630	10,922
Depreciation and amortization	5,491	6,331	11,062	13,044
Equity-based compensation expense	937	976	1,815	1,718
Write-off of property and equipment	26	71	46	163
Loss on debt refinancing			12,702
Adjustment for costs to exit retail stores		(3)		(246)
Impairment of long-lived assets	45		45	108
Other non-recurring items	2	4	2	4
Adjusted EBITDA	34,545	35,572	66,408	66,869
Net sales	$ 155,669	$ 160,343	$ 305,089	$ 317,412
Adjusted EBITDA margin	22.20%	22.20%	21.80%	21.10%